Pension Plans	11 Months Ended
Mar. 31, 2012
Pension Plans
L.	Pension Plans:

The Company sponsors a pension plan covering all eligible employees through membership in the Co-operative Banks’ Employees Retirement Association (“CBERA”). The required disclosures follow:

Name of Plan:	The Defined Benefit Plan (Plan C) of the CBERA Retirement Program

Plan’s Tax ID #:	04-6035593

Plan Number:	334

Plan Year End:	December 31, 2009	December 31, 2010	December 31, 2011

Actuarial Valuation:	January 1, 2009	January 1, 2010	January 1, 2011

FTAP Percentage:	92.3% (Green)	96.8% (Green)	94.7% (Green)

(Funded Target Attainment Percentage)
Employer Plan Year Contributions:	$120,000	$182,976	$183,144
	Did not exceed 5%	Did not exceed 5%	Did not exceed 5%

Funding Improvement:	This employer was not subject to any specific minimum contributions other than amounts, determined by the Trustees of the Plan, that maintain the funded status of the Plan in accordance with the requirements of the Pension Protection Act (PPA) and ERISA.

In addition, the Company also participates in a 401(k) savings plan through CBERA. Eligible employees may contribute up to 50% of their salary, subject to certain limitations, which can be matched up to 5% by the Company on a dollar-for-dollar basis.

Pension expense on the multi-employer plans, including contributory payments to the Company sponsored 401(k) plan, amounted to $304,000 and $335,000 for the eleven months ended March 31, 2012 and the year ended April 30, 2011, respectively.

In 1998, the Company adopted a deferred compensation arrangement with certain officers and directors whereby these individuals can elect to defer a portion of compensation and fees to be then paid in the future with interest defined in the Plan. Total expense under this Plan amounted to $68,000 and $75,000 for the eleven months ended March 31, 2012 and the year ended April 30, 2011, respectively.